Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Statement of Comprehensive Income [Abstract]
Net income		$ 446,163	$ 422,122	$ 412,439
Other comprehensive (loss) income, net of tax:
Net change in fair value of cash flow hedges	[1]	(6,630)	(10,218)	22,638
Net change in fair value of available-for-sale securities	[2]	358	(283)	190
Net actuarial (losses) gains on defined benefit plan	[3]	(509)	(103)	3,305
Other comprehensive (loss) income, net of tax		(6,781)	(10,604)	26,133
Comprehensive income		$ 439,382	$ 411,518	$ 438,572

[1]	Net of tax benefit (expense) of $2,627, $4,413 and $(7,413) for the fiscal years ended September 30, 2015, 2014 and 2013, respectively.
[2]	Net of tax benefit (expense) of $5, $2 and $(49) for the fiscal years ended September 30, 2015, 2014 and 2013, respectively.
[3]	Net of tax (expense) benefit of $(81), $38 and $(1,196) for the fiscal years ended September 30, 2015, 2014 and 2013, respectively.